Annual Fund Operating Expenses	Feb. 01, 2026
Timothy Plan Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan Small Cap Value Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.07%	[1]
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.14%)	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.25%
Timothy Plan Large/Mid Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan Large/Mid Cap Value Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.10%	[5]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.16%)	[6],[7],[8]
Net Expenses (as a percentage of Assets)	1.16%
Timothy Plan Small/Mid Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan Small/Mid Cap Growth Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.10%)	[10],[11],[12]
Net Expenses (as a percentage of Assets)	1.36%
Timothy Plan Large/Mid Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan Large/Mid Cap Growth Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.06%	[13]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.13%)	[14],[15],[16]
Net Expenses (as a percentage of Assets)	1.19%
Timothy Plan Growth & Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan Growth & Income Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.98%
Acquired Fund Fees and Expenses	0.27%	[17]
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.51%)	[18],[19],[20]
Net Expenses (as a percentage of Assets)	1.59%
Timothy Plan Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan Fixed Income Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.20%)	[21],[22],[23]
Net Expenses (as a percentage of Assets)	0.90%
Timothy Plan High Yield Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan High Yield Bond Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%	[24]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.10%)	[25],[26],[27]
Net Expenses (as a percentage of Assets)	0.95%	[28]
Timothy Plan International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan International Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%	[29]
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.05%)	[30],[31],[32]
Net Expenses (as a percentage of Assets)	1.38%	[33]
Timothy Plan Israel Common Values Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.46%
Timothy Plan Defensive Strategies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Timothy Plan Defensive Strategies Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.10%	[34]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.12%)	[35],[36],[37]
Net Expenses (as a percentage of Assets)	1.09%
Timothy Plan Strategic Growth Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.81%	[38]
Expenses (as a percentage of Assets)	1.50%
Timothy Plan Conservative Growth Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.89%	[39]
Expenses (as a percentage of Assets)	1.54%

[1]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[2]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[3]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[4]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[6]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[7]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[8]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[9]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[10]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[11]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive ten basis points (10bps) of the management fee paid by the Trust for the Fund.
[12]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[13]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[14]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[15]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[16]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[17]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[18]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[19]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive fifteen basis points (15bps) of the management fee paid by the Trust for the Fund.
[20]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[21]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[22]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive twenty basis points (20bps) of the management fee paid by the Trust for the Fund.
[23]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[24]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[25]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[26]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive ten basis points (10bps) of the management fee paid by the Trust for the Fund.
[27]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[28]	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.
[29]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[30]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[31]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[32]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[33]	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.
[34]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[35]	Also as described in the “Management of the Fund,” TPL has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027.
[36]	As described in the “Who Manages Your Money” section of the Fund’s prospectus, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2027, to waive five basis points (5bps) of the management fee paid by the Trust for the Fund.
[37]	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[38]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies.
[39]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.